Pension And Retirement Plans (Schedule Of Expenses For Retirement, Profit-Sharing Plans, Excess Benefit Plans And Other Similar Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension And Retirement Plans [Abstract]
Defined contribution plans	$ 9,408,000	$ 11,444,000	$ 15,143,000
Number of treasury stock shares held	97,428	99,494
Treasury stock held value	$ 2,000,000	$ 2,000,000